Cash - Currency (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash
Total	$ 68,581	$ 86,774	$ 142,802	$ 84,557	$ 17,565
United States Dollars
Cash
Total	48,518	68,517	108,884
Euro
Cash
Total	19,749	17,057	33,297
Russian Ruble
Cash
Total	92	1,078	$ 621
Armenian Dram
Cash
Total	61	26
Kazakhstani Tenge
Cash
Total	$ 161	$ 96